Quarterly Holdings Report
for
Fidelity® SAI Low Duration Income Fund
May 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
LDI-NPRT3-0722
1.9899560.101
Nonconvertible Bonds - 62.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp.:
0.373% 3/3/23 (b)	15,000,000	14,755,800
0.583% 3/1/24 (b)	3,719,000	3,560,079
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.500% 0.9617% 3/22/24 (c)(d)	6,019,000	5,995,829
		24,311,708
Entertainment - 0.3%
The Walt Disney Co. 3% 9/15/22	14,035,000	14,081,305
Media - 0.2%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.780% 2.2092% 3/15/24 (b)(c)(d)	8,341,000	8,401,472
TOTAL COMMUNICATION SERVICES		46,794,485
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 3.5%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 1.6549% 2/22/23 (c)(d)	6,998,000	6,986,079
0.4% 10/21/22	6,541,000	6,507,146
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.530% 1.026% 4/1/24 (b)(c)(d)	13,993,000	13,956,870
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.840% 1.336% 4/1/25 (b)(c)(d)	13,000,000	13,007,527
3.8% 4/6/23 (b)	4,500,000	4,540,458
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.840% 2.1749% 5/4/23 (b)(c)(d)	11,390,000	11,435,954
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.300% 1.8177% 4/7/25 (c)(d)	13,000,000	12,783,542
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 1.1742% 10/15/24 (c)(d)	11,310,000	11,039,344
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 1.1591% 3/8/24 (c)(d)	9,606,000	9,439,287
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.9851% 11/17/23 (c)(d)	8,000,000	7,920,031
3.25% 1/5/23	3,000,000	3,008,339
Volkswagen Group of America Finance LLC:
0% 6/7/24 (b)(c)	13,000,000	13,000,000
0.75% 11/23/22 (b)	15,450,000	15,332,688
2.7% 9/26/22 (b)	2,582,000	2,583,463
3.125% 5/12/23 (b)	15,000,000	15,018,300
		146,559,028
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.000% 1.2054% 2/14/24 (c)(d)	11,071,000	11,074,097
TOTAL CONSUMER DISCRETIONARY		157,633,125
CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	11,500,000	11,026,582
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,550,000	1,528,448
0.8% 2/10/24 (b)	4,898,000	4,686,735
		6,215,183
Tobacco - 0.3%
Imperial Tobacco Finance PLC 3.5% 2/11/23 (b)	14,000,000	13,965,549
TOTAL CONSUMER STAPLES		31,207,314
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	2,196,000	2,143,972
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 2.2986% 5/11/23 (c)(d)	15,141,000	15,221,627
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.630% 1.4154% 2/16/24 (c)(d)	10,987,000	10,939,366
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 1.1851% 2/17/23 (c)(d)	9,767,000	9,745,903
2.9% 7/15/22	5,129,000	5,131,620
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 1.7413% 8/16/22 (c)(d)	16,722,000	16,726,129
Kinder Morgan Energy Partners LP 3.95% 9/1/22	10,000,000	10,000,000
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.6214% 1/13/23 (c)(d)	2,872,000	2,846,152
		70,610,797
TOTAL ENERGY		72,754,769
FINANCIALS - 41.5%
Banks - 23.8%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.660% 1.4275% 2/4/25 (c)(d)	18,000,000	17,858,638
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.690% 1.3146% 4/22/25 (c)(d)	15,950,000	15,823,689
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.100% 1.7738% 4/25/25 (c)(d)	18,000,000	18,044,820
0.523% 6/14/24 (c)	12,000,000	11,655,727
0.81% 10/24/24 (c)	10,000,000	9,644,154
2.816% 7/21/23 (c)	5,555,000	5,555,540
3.004% 12/20/23 (c)	25,300,000	25,293,513
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.260% 0.6942% 9/15/23 (c)(d)	13,800,000	13,712,760
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.270% 0.8188% 4/14/23 (c)(d)	12,000,000	11,960,320
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.440% 0.9992% 4/15/24 (c)(d)	15,000,000	14,916,450
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.550% 0.9792% 9/15/23 (c)(d)	10,963,000	10,916,627
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.6892% 9/15/23 (c)(d)	17,000,000	16,876,149
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 1.0475% 7/31/24 (c)(d)	14,300,000	14,158,633
1.95% 2/1/23	10,000,000	9,965,157
BNP Paribas SA 3.5% 3/1/23 (b)	10,500,000	10,551,860
BPCE SA:
3 month U.S. LIBOR + 1.240% 2.0429% 9/12/23 (b)(c)(d)	4,800,000	4,835,827
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 1.1388% 1/14/25 (b)(c)(d)	9,396,000	9,268,680
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.8014% 6/22/23 (c)(d)	14,351,000	14,308,073
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.940% 1.5587% 4/7/25 (c)(d)	13,000,000	12,981,315
Capital One NA 3 month U.S. LIBOR + 0.820% 2.1907% 8/8/22 (c)(d)	4,000,000	4,000,126
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 1.953% 9/1/23 (c)(d)	4,750,000	4,755,871
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.690% 1.3988% 1/25/26 (c)(d)	17,500,000	17,131,715
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.370% 2.1528% 5/24/25 (c)(d)	15,000,000	14,998,950
2.7% 10/27/22	13,500,000	13,534,494
2.876% 7/24/23 (c)	9,200,000	9,202,320
Citizens Bank NA 3 month U.S. LIBOR + 0.950% 1.9329% 3/29/23 (c)(d)	5,000,000	5,014,444
Credit Agricole SA 3.75% 4/24/23 (b)	9,600,000	9,655,861
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	26,000,000	26,108,902
Discover Bank 4.2% 8/8/23	10,000,000	10,109,246
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.830% 1.3988% 3/28/25 (b)(c)(d)	13,000,000	12,992,200
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 1.2101% 5/21/24 (b)(c)(d)	12,811,000	12,705,157
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.3623% 11/22/24 (c)(d)	13,000,000	12,826,042
3.95% 5/18/24 (c)	8,000,000	8,028,896
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.190% 1.9717% 5/16/25 (c)(d)	18,000,000	18,019,620
Intesa Sanpaolo SpA:
3.125% 7/14/22 (b)	14,000,000	14,014,983
3.375% 1/12/23 (b)	13,000,000	12,984,588
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 2.414% 10/24/23 (c)(d)	7,000,000	7,015,400
NULL 1.7008% 2/24/26 (c)(d)	15,958,000	15,744,961
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 1.315% 6/1/25 (c)(d)	15,475,000	15,226,657
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.0238% 3/16/24 (c)(d)	16,000,000	15,931,145
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.320% 1.9366% 4/26/26 (c)(d)	14,956,000	14,963,029
0.697% 3/16/24 (c)	12,000,000	11,778,873
3.375% 5/1/23	3,000,000	3,020,970
3.559% 4/23/24 (c)	10,000,000	10,034,043
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 1.1% 6/14/24 (c)(d)	21,050,000	20,819,064
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 1.12% 1/3/24 (c)(d)	15,000,000	14,902,219
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	6,318,000	6,155,455
2.907% 11/7/23 (c)	9,000,000	8,990,617
4.05% 8/16/23	15,000,000	15,177,198
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 1.8937% 7/26/23 (c)(d)	4,700,000	4,707,150
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 2.0737% 7/26/23 (c)(d)	15,300,000	15,360,740
2.623% 7/18/22	8,669,000	8,679,377
2.665% 7/25/22	11,480,000	11,499,707
3.455% 3/2/23	5,000,000	5,033,176
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 1.6529% 9/13/23 (c)(d)	2,945,000	2,947,977
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.960% 1.7467% 5/22/26 (c)(d)	16,000,000	15,888,560
2.721% 7/16/23 (c)	18,950,000	18,953,316
3.549% 3/5/23	5,000,000	5,029,410
Morgan Stanley Domestic Hold 2.95% 8/24/22	13,494,000	13,512,976
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.7453% 8/12/24 (b)(c)(d)	14,209,000	14,078,517
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.450% 1.9117% 3/22/25 (b)(c)(d)	11,324,000	11,354,878
2.375% 5/21/23 (b)	5,000,000	4,955,779
3.625% 9/29/22 (b)	9,000,000	9,041,675
Rabobank Nederland 3.95% 11/9/22	10,000,000	10,072,182
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.450% 1.0666% 10/26/23 (c)(d)	15,700,000	15,675,615
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.050% 1.7437% 1/21/26 (b)(c)(d)	18,000,000	17,557,752
Sumitomo Mitsui Banking Corp. 3.2% 7/18/22	6,421,000	6,432,141
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	852,000	816,832
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.910% 1.4858% 4/4/25 (b)(c)(d)	11,081,000	11,081,000
Synovus Financial Corp. 3.125% 11/1/22	12,029,000	12,042,162
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 1.053% 12/1/22 (c)(d)	12,858,000	12,881,751
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.5858% 6/2/23 (c)(d)	16,000,000	15,943,683
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.7463% 3/4/24 (c)(d)	16,000,000	15,902,819
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.9268% 9/28/23 (c)(d)	7,342,000	7,320,660
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 1.1255% 1/27/23 (c)(d)	15,810,000	15,809,997
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.910% 1.3257% 3/8/24 (c)(d)	15,914,000	15,952,777
0.25% 1/6/23	10,000,000	9,886,354
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.7542% 1/17/24 (c)(d)	16,000,000	15,857,584
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 1.1414% 3/9/23 (c)(d)	14,724,000	14,750,411
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.8114% 6/9/25 (c)(d)	16,000,000	15,733,280
2.2% 3/16/23	9,180,000	9,156,534
Wells Fargo & Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.320% 1.9277% 4/25/26 (c)(d)	13,951,000	13,950,023
		992,037,773
Capital Markets - 7.9%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.380% 1.1644% 8/9/23 (c)(d)	17,000,000	16,932,763
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.390% 1.0693% 2/2/24 (c)(d)	16,147,000	16,028,498
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.260% 2.0409% 2/21/25 (c)(d)	14,000,000	14,011,228
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 1.2844% 11/8/23 (c)(d)	17,390,000	17,280,002
3.3% 11/16/22	10,000,000	10,009,222
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 2.2549% 2/23/23 (c)(d)	16,400,000	16,371,431
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 1.3251% 11/17/23 (c)(d)	16,800,000	16,680,120
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.0236% 12/6/23 (c)(d)	9,860,000	9,786,149
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 1.3077% 1/24/25 (c)(d)	17,500,000	17,293,219
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.390% 1.8192% 3/15/24 (c)(d)	14,000,000	14,084,569
0.523% 3/8/23	15,600,000	15,358,118
0.627% 11/17/23 (c)	12,500,000	12,354,068
2.905% 7/24/23 (c)	5,000,000	5,000,703
2.908% 6/5/23 (c)	21,900,000	21,901,893
Moody's Corp. 2.625% 1/15/23	3,700,000	3,701,593
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.2776% 1/24/25 (c)(d)	17,500,000	17,285,643
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.160% 1.7729% 4/17/25 (c)(d)	18,000,000	18,005,580
0.56% 11/10/23 (c)	11,540,000	11,420,415
3.125% 1/23/23	10,000,000	10,059,748
3.737% 4/24/24 (c)	5,035,000	5,056,681
4.875% 11/1/22	15,000,000	15,172,764
NASDAQ, Inc. 0.445% 12/21/22	6,732,000	6,645,979
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 1.1% 6/1/23 (b)(c)(d)	16,000,000	15,960,397
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 1.1206% 1/13/25 (b)(c)(d)	15,000,000	14,830,260
UBS Group AG 3 month U.S. LIBOR + 0.950% 2.3613% 8/15/23 (b)(c)(d)	10,000,000	10,011,843
		331,242,886
Consumer Finance - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 1.1599% 9/29/23 (c)(d)	15,093,000	14,889,492
American Express Co.:
3 month U.S. LIBOR + 0.610% 1.896% 8/1/22 (c)(d)	10,997,000	11,000,116
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.720% 1.4118% 5/3/24 (c)(d)	15,230,000	15,227,361
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.930% 1.3213% 3/4/25 (c)(d)	20,000,000	20,104,612
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.350% 2.1354% 5/9/25 (c)(d)	18,000,000	18,010,260
1.343% 12/6/24 (c)	12,000,000	11,581,359
3.2% 1/30/23	22,000,000	22,120,038
Synchrony Financial 2.85% 7/25/22	10,000,000	10,003,374
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 1.08% 6/13/22 (c)(d)	16,000,000	15,999,472
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.8339% 4/6/23 (c)(d)	12,000,000	11,981,340
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.1413% 3/22/24 (c)(d)	14,000,000	13,998,873
0.45% 7/22/22	12,460,000	12,439,856
		177,356,153
Diversified Financial Services - 1.8%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.700% 1.4801% 5/24/24 (b)(c)(d)	16,500,000	16,019,723
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.710% 1.2327% 1/7/25 (b)(c)(d)	20,600,000	19,932,361
0.95% 1/8/24 (b)	7,649,000	7,312,661
Equitable Holdings, Inc. 3.9% 4/20/23	12,000,000	12,097,287
GA Global Funding Trust 1.25% 12/8/23 (b)	9,000,000	8,690,159
Jackson Financial, Inc. 1.125% 11/22/23 (b)	11,755,000	11,344,146
		75,396,337
Insurance - 3.7%
ACE INA Holdings, Inc. 2.875% 11/3/22	6,465,000	6,484,345
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.9033% 4/6/23 (b)(c)(d)	12,000,000	11,978,456
0.5% 11/17/23 (b)	15,000,000	14,447,461
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 1.1138% 1/13/23 (b)(c)(d)	15,072,000	15,077,568
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 1.1042% 1/17/23 (b)(c)(d)	21,099,000	21,105,921
0.55% 7/13/22 (b)	17,297,000	17,271,400
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 1.2689% 1/10/23 (b)(c)(d)	12,954,000	12,950,261
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.8993% 2/2/23 (b)(c)(d)	6,000,000	5,985,480
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.310% 0.9266% 4/26/24 (b)(c)(d)	8,000,000	7,948,466
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.8038% 3/25/24 (b)(c)(d)	9,564,000	9,513,458
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.9194% 4/12/24 (b)(c)(d)	7,300,000	7,259,170
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 1.0988% 3/31/23 (b)(c)(d)	13,232,000	13,232,063
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.980% 1.4478% 3/28/25 (b)(c)(d)	13,000,000	13,048,523
		156,302,572
TOTAL FINANCIALS		1,732,335,721
HEALTH CARE - 4.3%
Biotechnology - 1.2%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 2.1549% 11/21/22 (c)(d)	6,384,000	6,387,984
2.3% 11/21/22	3,000,000	2,998,333
2.9% 11/6/22	20,000,000	20,039,935
3.25% 10/1/22	21,429,000	21,450,422
		50,876,674
Health Care Providers & Services - 1.4%
Anthem, Inc.:
0.45% 3/15/23	17,000,000	16,676,115
2.95% 12/1/22	10,000,000	10,021,328
Cigna Corp. 0.613% 3/15/24	10,258,000	9,815,779
Humana, Inc. 0.65% 8/3/23	20,523,000	19,977,928
		56,491,150
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc. 0.55% 9/15/23	12,400,000	12,010,978
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.530% 1.0842% 10/18/24 (c)(d)	8,554,000	8,479,715
		20,490,693
Pharmaceuticals - 1.2%
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.890% 1.4352% 3/24/24 (b)(c)(d)	9,497,000	9,500,894
Mylan NV 3.125% 1/15/23 (b)	5,500,000	5,489,402
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.781% 9/11/23 (b)(c)(d)	22,250,000	22,258,032
Viatris, Inc. 1.125% 6/22/22	15,000,000	14,996,387
		52,244,715
TOTAL HEALTH CARE		180,103,232
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.2%
The Boeing Co. 4.508% 5/1/23	7,000,000	7,063,378
Industrial Conglomerates - 1.0%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 1.7407% 8/8/22 (c)(d)	16,702,000	16,705,233
0.483% 8/19/22	2,302,000	2,296,690
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.8501% 3/11/24 (b)(c)(d)	15,000,000	14,989,020
0.4% 3/11/23 (b)	9,327,000	9,184,494
		43,175,437
Machinery - 1.6%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.9351% 11/17/22 (c)(d)	16,000,000	15,985,120
0.25% 3/1/23	10,000,000	9,843,533
1.9% 9/6/22	5,300,000	5,300,757
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.9869% 6/14/23 (b)(c)(d)	15,000,000	14,961,192
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.5177% 4/5/24 (b)(c)(d)	9,000,000	9,018,000
1.125% 12/14/23 (b)	12,000,000	11,635,131
		66,743,733
Road & Rail - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	13,000,000	12,357,958
Trading Companies & Distributors - 0.4%
Air Lease Corp. 3 month U.S. LIBOR + 0.350% 1.176% 12/15/22 (c)(d)	15,000,000	14,991,087
TOTAL INDUSTRIALS		144,331,593
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.746% 10/1/24 (c)(d)	5,416,000	5,373,089
Software - 0.3%
VMware, Inc. 0.6% 8/15/23	10,018,000	9,717,429
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	1,000,000	1,004,213
TOTAL INFORMATION TECHNOLOGY		16,094,731
MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	1,563,000	1,555,022
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.000% 1.0595% 1/11/24 (c)(d)	9,519,000	9,454,454
UTILITIES - 5.5%
Electric Utilities - 3.9%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 1.326% 6/15/23 (b)(c)(d)	8,709,000	8,666,329
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.6657% 6/10/23 (c)(d)	7,302,000	7,275,701
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.250% 1.0354% 8/15/23 (c)(d)	10,000,000	9,974,537
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.250% 1.0342% 5/10/23 (c)(d)	8,596,000	8,559,483
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.7768% 6/28/24 (c)(d)	13,012,000	12,861,116
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 1.7749% 2/22/23 (c)(d)	18,000,000	17,950,857
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.400% 1.0918% 11/3/23 (c)(d)	17,000,000	16,890,330
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.540% 1.32% 3/1/23 (c)(d)	8,165,000	8,149,184
0.65% 3/1/23	5,000,000	4,921,913
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 1.2156% 9/28/23 (c)(d)	4,027,000	4,005,386
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.8011% 6/24/24 (c)(d)	11,827,000	11,755,027
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.640% 1.136% 4/3/23 (c)(d)	12,000,000	11,993,918
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.830% 1.326% 4/1/24 (c)(d)	12,000,000	11,958,480
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 1.2508% 12/2/22 (c)(d)	17,800,000	17,783,774
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 1.1542% 5/10/23 (c)(d)	8,433,000	8,395,914
2.95% 7/1/23	2,000,000	2,003,742
		163,145,691
Gas Utilities - 0.6%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 1.0229% 3/9/23 (c)(d)	11,128,000	11,121,030
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 1.0043% 3/2/23 (c)(d)	4,681,000	4,668,809
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 1.355% 3/11/23 (c)(d)	7,650,000	7,632,733
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 1.1529% 9/14/23 (c)(d)	2,073,000	2,062,536
		25,485,108
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.650% 1.4351% 5/13/24 (c)(d)	14,429,000	14,243,463
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 1.356% 9/15/23 (c)(d)	5,803,000	5,803,035
DTE Energy Co. 0.55% 11/1/22	17,140,000	16,999,228
Public Service Enterprise Group, Inc. 2.65% 11/15/22	2,000,000	2,000,395
		39,046,121
TOTAL UTILITIES		227,676,920
TOTAL NONCONVERTIBLE BONDS (Cost $2,642,263,645)		2,619,941,366

U.S. Government and Government Agency Obligations - 6.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.5%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.96% 7/8/22 (c)(d)	13,071,000	13,073,490
Freddie Mac U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.130% 0.91% 8/5/22 (c)(d)	8,562,000	8,563,962
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,637,452
U.S. Treasury Obligations - 5.6%
U.S. Treasury Notes:
0.125% 6/30/22	115,365,400	115,294,239
0.125% 12/31/22	56,000,000	55,494,687
0.375% 10/31/23	62,414,000	60,746,376
TOTAL U.S. TREASURY OBLIGATIONS		231,535,302
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $255,322,133)		253,172,754

Asset-Backed Securities - 16.8%
	Principal Amount (a)	Value ($)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	1,044,000	1,027,286
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 2.1963% 7/22/32 (b)(c)(d)	10,424,000	10,139,654
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(d)	10,292,000	10,066,770
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 2.0212% 1/17/32 (b)(c)(d)	12,657,000	12,303,134
American Express Credit Account Master Trust:
Series 2018-9 Class A, 1 month U.S. LIBOR + 0.380% 1.2547% 4/15/26 (c)(d)	2,500,000	2,496,809
Series 2019-3 Class A, 2% 4/15/25	5,000,000	5,005,147
AmeriCredit Automobile Receivables Trust:
Series 2021-2 Class A2, 0.26% 11/18/24	4,519,289	4,492,406
Series 2021-3 Class A2, 0.41% 2/18/25	12,315,481	12,215,517
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 2.1863% 4/22/31 (b)(c)(d)	8,970,000	8,828,489
BMW Vehicle Lease Trust:
Series 2021-1 Class A3, 0.29% 1/25/24	15,000,000	14,849,205
Series 2022-1 Class A2, 0.67% 5/28/24	12,719,000	12,606,363
CarMax Auto Owner Trust:
Series 2020-4:
Class A2, 0.31% 1/16/24	900,593	899,979
Class A3, 0.5% 8/15/25	5,827,000	5,720,306
Series 2021-1 Class A3, 0.34% 12/15/25	5,281,000	5,178,059
Series 2021-3 Class A2A, 0.29% 9/16/24	8,432,863	8,387,145
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.600% 0.9987% 5/15/25 (c)(d)	7,601,000	7,576,533
Carvana Auto Receivables Trust:
Series 2021-P2 Class A2, 0.3% 7/10/24	5,791,767	5,771,622
Series 2021-P3 Class A2, 0.38% 1/10/25	5,929,159	5,870,697
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (b)(c)(d)	2,864,000	2,791,973
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 2.1443% 7/15/33 (b)(c)(d)	10,797,000	10,548,151
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 2.1949% 7/27/30 (b)(c)(d)	10,852,000	10,710,924
Chesapeake Funding II LLC Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 1.1047% 4/15/33 (b)(c)(d)	5,938,195	5,875,410
Citibank Credit Card Issuance Trust Series 2018-A2 Class A2, 1 month U.S. LIBOR + 0.330% 1.2573% 1/20/25 (c)(d)	20,000,000	19,994,176
CNH Equipment Trust Series 2021-C Class A2, 0.33% 1/15/25	10,576,000	10,449,902
Dell Equipment Finance Trust:
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,757,000	3,663,244
Series 2021-2 Class A2, 0.33% 12/22/26 (b)	12,987,306	12,837,910
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	5,772,933	5,690,379
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	17,000,000	16,806,448
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 1.1721% 12/11/34 (b)(c)(d)	7,552,809	7,501,405
Drive Auto Receivables Trust:
Series 2021-2 Class A2, 0.36% 5/15/24	1,735,267	1,732,697
Series 2021-3 Class A2, 0.52% 1/15/25	10,757,811	10,691,051
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	9,297,000	9,105,770
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	10,177,406	9,923,676
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	2,236,736	2,177,331
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	8,270,387	7,991,414
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	1,894,405	1,890,409
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.600% 0.9987% 10/15/24 (c)(d)	7,443,000	7,418,192
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A2, 1 month U.S. LIBOR + 0.600% 1.4747% 9/15/24 (c)(d)	5,195,000	5,194,685
GM Financial Automobile Leasing Trust:
Series 2021-2 Class A2, 0.22% 7/20/23	4,031,764	4,021,681
Series 2021-3 Class A2, 0.24% 12/20/23	11,628,837	11,537,530
Series 2022-2 Class A2, 2.93% 10/21/24	9,367,000	9,351,021
GM Financial Consumer Automobile Receivables Series 2022-2 Class A2, 2.52% 5/16/25	9,434,000	9,409,343
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	6,575,310	6,475,609
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,895,000	7,626,129
HPEFS Equipment Trust:
Series 2021-2A Class A2, 0.3% 9/20/28 (b)	4,987,371	4,946,900
Series 2022-1A Class A2, 1.02% 5/21/29 (b)	13,153,000	12,940,787
Hyundai Auto Lease Securitization Trust:
Series 2021-A Class A3, 0.33% 1/16/24 (b)	5,867,000	5,814,344
Series 2021-B Class A2, 0.19% 10/16/23 (b)	7,749,636	7,702,703
Series 2022-A Class A2, 0.81% 4/15/24 (b)	13,500,000	13,306,401
Hyundai Auto Receivables Trust Series 2020-C:
Class A2, 0.26% 9/15/23	459,654	459,459
Class A3, 0.38% 5/15/25	7,449,000	7,321,250
John Deere Owner Trust Series 2021-A Class A3, 0.36% 9/15/25	15,000,000	14,472,840
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1363% 1/22/31 (b)(c)(d)	7,538,000	7,432,883
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	2,438,896	2,418,302
Series 2021-3A Class A, 0.65% 12/15/31 (b)	3,002,178	2,953,080
Series 2022-1A Class A, 1.36% 4/15/32 (b)	7,111,942	7,022,799
Mercedes-Benz Auto Lease Trust Series 2021-B Class A2, 0.22% 1/16/24	9,948,963	9,898,375
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 2.0443% 7/17/32 (b)(c)(d)	11,000,000	10,742,930
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 2.278% 5/20/29 (b)(c)(d)	7,429,094	7,356,355
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.2842% 4/15/30 (b)(c)(d)	11,221,000	11,080,883
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	5,909,000	5,806,225
Santander Drive Auto Receivables Trust:
Series 2021-3 Class A2, 0.29% 5/15/24	1,096,911	1,095,838
Series 2021-4 Class A2, 0.37% 8/15/24	5,397,660	5,379,689
Santander Retail Auto Lease Trust:
Series 2020-B:
Class A2, 0.42% 11/20/23 (b)	2,816,097	2,806,531
Class A3, 0.57% 4/22/24 (b)	8,994,000	8,801,504
Series 2021-A Class A2, 0.32% 2/20/24 (b)	5,827,509	5,776,007
Series 2021-B Class A2, 0.31% 1/22/24 (b)	5,082,263	5,035,186
Series 2021-C Class A2, 0.29% 4/22/24 (b)	6,816,566	6,756,392
Series 2022-A Class A2, 0.97% 3/20/25 (b)	14,590,695	14,335,727
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (b)(c)(d)	7,764,000	7,622,990
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 2.0643% 1/15/34 (b)(c)(d)	10,983,000	10,824,384
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 2.4037% 11/18/30 (b)(c)(d)	10,114,000	9,950,335
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.9743% 7/15/30 (b)(c)(d)	12,036,000	11,854,196
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (b)	7,673,262	7,569,949
Series 2021-B Class A2, 0.36% 9/22/25 (b)	11,448,268	11,207,816
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.8887% 1/15/25 (c)(d)	5,034,000	5,024,145
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	121,519	120,422
Series 2021-2 Class A, 0.91% 6/20/31 (b)	2,568,728	2,516,803
Series 2021-3 Class A, 0.83% 7/20/31 (b)	4,449,105	4,342,783
Series 2021-4 Class A, 0.84% 9/20/31 (b)	6,792,216	6,577,567
Series 2021-5 Class A, 1.31% 11/20/31 (b)	9,253,916	8,970,175
Verizon Master Trust Series 2022-1 Class A, 1.04% 1/20/27	17,500,000	17,157,849
Volkswagen Auto Lease Trust Series 2020-A:
Class A2, 0.27% 4/20/23	1,546,224	1,544,568
Class A3, 0.39% 1/22/24	10,316,000	10,241,827
Volkswagen Auto Loan Enhanced Trust Series 2021-1 Class A2, 0.49% 10/21/24	15,395,339	15,266,123
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.9943% 4/17/30 (b)(c)(d)	10,783,000	10,634,626
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 1.2073% 8/20/29 (b)(c)(d)	6,171,768	6,124,245
World Omni Auto Receivables Trust:
Series 2021-C Class A2, 0.22% 9/16/24	11,441,733	11,350,811
Series 2021-D Class A2, 0.35% 12/16/24	10,264,065	10,155,536
World Omni Automobile Lease Securitization Trust Series 2020-B:
Class A2, 0.32% 9/15/23	942,695	941,894
Class A3, 0.45% 2/15/24	4,816,000	4,755,149
TOTAL ASSET-BACKED SECURITIES (Cost $711,150,171)		701,269,164

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.6%
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	3,856,704	3,845,466
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	2,850,900	2,798,870
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,638,301	1,616,373
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,247,371	2,217,407
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,899,717	2,851,100
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	10,763,479	10,563,380
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 1.3421% 9/10/22 (b)(c)(d)	15,000,000	15,000,000
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	6,027,583	5,982,868
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	4,978,698	4,798,289
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.514% 1/21/70 (b)(c)(d)	18,000,000	17,878,662

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $68,262,727)		67,552,415

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (b)(c)(d)	2,702,000	2,636,655
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(d)	6,478,029	6,255,007
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.725% 11/15/38 (b)(c)(d)	4,756,000	4,588,099
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.5109% 10/15/26 (b)(c)(d)	4,422,000	4,246,223
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.795% 10/15/36 (b)(c)(d)	1,260,888	1,245,079
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(d)	6,595,000	6,301,842
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (b)(c)(d)	7,914,000	7,755,609
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	3,836,532	3,673,222
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 7/15/38 (b)(c)(d)	2,275,000	2,185,240
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(d)	4,580,000	4,445,922
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $44,644,427)		43,332,898

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
Capital One NA 2.15% 9/6/22	12,023,000	12,025,301
Huntington National Bank 2.5% 8/7/22	5,000,000	5,003,352
TOTAL BANK NOTES (Cost $17,074,123)		17,028,653

Certificates of Deposit - 3.7%
	Principal Amount (a)	Value ($)
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 1.08% 2/2/23 (c)(d)	14,750,000	14,727,138
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.4% 9/21/22 (c)(d)	13,800,000	13,810,171
Credit Suisse AG yankee U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.320% 1.1028% 3/20/23 (c)(d)	13,800,000	13,778,221
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 2/13/23 (c)(d)	13,800,000	13,778,747
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.36% 9/22/22 (c)(d)	13,800,000	13,818,728
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.94% 7/25/22 (c)(d)	13,800,000	13,797,051
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 2/10/23 (c)(d)	13,800,000	13,775,200
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 2/10/23 (c)(d)	13,800,000	13,775,200
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.600% 1.38% 5/3/23 (c)(d)	15,000,000	15,000,557
Sumitomo Mitsui Trust Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.94% 8/1/22 (c)(d)	15,000,000	14,996,363
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.190% 0.97% 8/19/22 (c)(d)	13,800,000	13,796,415
TOTAL CERTIFICATES OF DEPOSIT (Cost $155,150,000)		155,053,791

Commercial Paper - 5.5%
	Principal Amount (a)	Value ($)
BofA Securities, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 1.32% 9/19/22 (c)(d)	14,800,000	14,807,828
Enel Finance America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.800% 1.58% 10/27/22 (c)(d)	20,000,000	19,999,172
yankee:
0.37% 7/11/22	15,000,000	14,976,921
0.4% 9/22/22	18,100,000	17,969,662
0.63% 7/14/22	12,000,000	11,979,980
0.4% 8/11/22	13,000,000	12,951,900
General Motors Financial Co., Inc. 1.5% 6/15/22	9,200,000	9,194,982
HSBC U.S.A., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 1.13% 2/1/23 (c)(d)	14,750,000	14,720,928
0.33% 9/13/22	15,000,000	14,926,500
0.33% 10/4/22	18,200,000	18,085,022
NatWest Markets PLC yankee:
0.3% 6/21/22	16,000,000	15,989,267
0.6% 7/26/22	5,000,000	4,989,220
0.6% 7/27/22	11,000,000	10,975,756
Societe Generale yankee 0.98% 8/31/22 (c)(d)	13,800,000	13,799,542
Thermo Fisher Scientific, Inc. 0.51% 6/1/22	18,000,000	17,999,507
UBS AG London Branch yankee 0.45% 9/7/22	15,000,000	14,932,970
TOTAL COMMERCIAL PAPER (Cost $228,725,061)		228,299,157

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e) (Cost $98,936,044)	98,916,261	98,936,044

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,221,528,331)	4,184,586,242
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(7,725,547)
NET ASSETS - 100.0%	4,176,860,695

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,159,882,433 or 27.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	400,290,556	1,551,301,236	1,852,655,748	289,805	-	-	98,936,044	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	-	113,257,762	113,257,762	10,020	-	-	-	0.0%
Total	400,290,556	1,664,558,998	1,965,913,510	299,825	-	-	98,936,044

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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